5. SOFTWARE	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Capitalized Computer Software, Net [Abstract]
SOFTWARE
Balance, September 6, 2019	$—
Additions	21,500
Depreciation	—
Balance, June 30, 2020	21,500
Additions	44,250
Depreciation	—
Balance, March 31, 2021	$65,750

As of June 30, 2020 and March 31, 2021, the software is not in use and no depreciation has been recorded for the periods then ended.

Software consisted of the following at June 30, 2020:

	Cost	Accumulated Amortization	June 30, 2020
Software, net	$21,500	$-	$21,500

As of June 30, 2020, the software is not in use and no depreciation has been recorded for the period then ended.